UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

DWS Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  9/30

Date of reporting period:  6/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio	as of June 30, 2013 (Unaudited)

DWS Global Inflation Fund
	Principal Amount ($)	Value ($)
Government & Agency Obligations 94.9%
U.S. Treasury Obligations
U.S. Treasury Inflation-Indexed Bonds:
0.625%, 2/15/2043 (a)	3,034,290	2,551,886
0.75%, 2/15/2042 (a)	8,232,880	7,247,503
1.75%, 1/15/2028	17,204,845	19,276,153
2.125%, 2/15/2040	7,531,090	9,152,624
2.5%, 1/15/2029	14,080,170	17,367,017
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2016	11,061,750	11,346,070
0.125%, 4/15/2017	20,476,200	21,008,909
0.125%, 7/15/2022	38,425,600	37,558,027
0.125%, 1/15/2023	25,186,000	24,420,572
0.625%, 7/15/2021	4,127,000	4,259,192
1.125%, 1/15/2021	16,476,810	17,621,174
1.25%, 4/15/2014	3,296,340	3,341,408
1.375%, 7/15/2018 (a)	10,783,700	11,777,828
1.375%, 1/15/2020	15,807,498	17,222,759
1.625%, 1/15/2018 (a)	7,048,437	7,715,282
2.0%, 7/15/2014	1,850,475	1,910,327
U.S. Treasury Note, 0.75%, 6/15/2014 (b)	4,000,000	4,021,092

Total Government & Agency Obligations (Cost $223,691,138)		217,797,823
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal Home Loan Mortgage Corp., 7.5%, 3/17/2017	52,605	55,372
Federal National Mortgage Association, 9.0%, 3/1/2020	24,314	26,540

Total Mortgage-Backed Securities Pass-Throughs (Cost $80,468)		81,912
Asset-Backed 1.0%
Home Equity Loans
Countrywide Home Equity Loan Trust, "2A", Series 2006-I, 0.333% *, 1/15/2037	705,614	617,909
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.243% *, 12/25/2034	1,638,193	1,608,242

Total Asset-Backed (Cost $2,058,182)		2,226,151
Collateralized Mortgage Obligation 0.3%
Residential Asset Securitization Trust, "1A2", Series 2003-A15, 0.643% *, 2/25/2034 (Cost $783,898)	832,827	792,158
Short-Term U.S. Treasury Obligations 1.4%
U.S. Treasury Bills:
0.1% **, 9/5/2013 (c)	1,150,000	1,149,957
0.146% **, 6/26/2014	1,000,000	998,545
0.167% **, 11/14/2013 (b)	1,000,000	999,754

Total Short-Term U.S. Treasury Obligations (Cost $3,147,703)		3,148,256

	Shares	Value ($)

Common Stocks 2.4%
Financials
American Capital Agency Corp. (REIT) (a)	155,900	3,584,141
American Capital Mortgage Investment Corp. (REIT)	100,000	1,797,000

Total Common Stocks (Cost $7,203,637)		5,381,141

	Contracts	Value ($)

Call Options Purchased 0.0%
Options on Exchange-Traded Futures Contracts
10 Year U.S. Treasury Note Future, Expiration Date 8/23/2013, Strike Price $132.5 (Cost $31,000)	62	2,906

	Shares	Value ($)

Securities Lending Collateral 9.7%
Daily Assets Fund Institutional, 0.10% (d) (e) (Cost $22,156,175)	22,156,175	22,156,175
Cash Equivalents 0.0%
Central Cash Management Fund, 0.07% (d) (Cost $80,416)	80,416	80,416

	% of Net Assets	Value ($)

Total Consolidated Investment Portfolio (Cost $259,232,617) †	109.7	251,666,938
Other Assets and Liabilities, Net	(9.7)	(22,220,780)

Net Assets	100.0	229,446,158

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2013.

**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $259,585,929.  At June 30, 2013, net unrealized depreciation for all securities based on tax cost was $7,918,991.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,451,867 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $11,370,858.

(a)	All or a portion of these securities were on loan. The value of securities loaned at June 30, 2013 amounted to $21,767,405 which is 9.5% of net assets.
(b)	At June 30, 2013, this security has been pledged, in whole or in part, as collateral for open interest rate swap contracts.
(c)	At June 30, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At June 30, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	9/19/2013	10	1,249,501	(50,395)
3 Month Euro Euribor Interest Rate Futures	EUR	6/16/2014	3	971,551	(1,220)
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	6/16/2014	4	1,057,752	(344)
3 Month Euroyen Futures	JPY	6/16/2014	4	1,005,445	151
3 Month Sterling (Short Sterling) Interest Rate Futures	GBP	6/18/2014	5	943,654	(1,331)
5 Year U.S. Treasury Note	USD	9/30/2013	180	21,788,438	(358,594)
ASX 90 Day Bank Accepted Bills	AUD	6/12/2014	4	3,633,828	(178)
90 Day Eurodollar	USD	6/16/2014	4	995,100	(300)
Federal Republic of Germany Euro-Bund	EUR	9/6/2013	5	921,047	(18,158)
Ultra Long U.S. Treasury Bond	USD	9/19/2013	3	441,938	(26,015)
Total net unrealized depreciation					(456,384)

At June 30, 2013, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year U.S. Treasury Note	USD	9/19/2013	185	23,414,063	183,635

At June 30, 2013, open written options contracts were as follows:

Options on Exchange-Traded Futures Contracts
	Contracts	Expiration Date	Strike Price ($)	Premiums Received ($)	Value ($) (f)

Put Options
10 Year U.S. Treasury Note Future	62	8/23/2013	130.0	50,375	(224,750)

(f)	Unrealized depreciation on written options on exchange-traded futures contracts at June 30, 2013 was $174,375.

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount		Option Expiration Date	Premiums Received ($)	Value ($) (g)

Call Options
Receive Fixed - 4.064% - Pay Floating - LIBOR	5/13/2014 5/13/2044	5,300,000	1	5/9/2014	39,088	(146,708)

Put Options
Pay Fixed - 2.064% - Receive Floating - LIBOR	5/13/2014 5/13/2044	5,300,000	1	5/9/2014	39,088	(5,879)

Total					78,176	(152,587)

(g)	Unrealized depreciation on written options on interest rate swap contracts at June 30, 2013 was $74,411.

At June 30, 2013, open interest rate swap contracts were as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)

7/16/2013 7/16/2014	33,900,0002	Floating — LIBOR	Fixed — 0.515%	50,328	—	50,328
7/16/2013 7/16/2018	8,900,0002	Fixed — 1.148%	Floating — LIBOR	188,246	—	188,246
7/16/2013 7/16/2023	1,800,0002	Floating — LIBOR	Fixed — 1.858%	(138,433)	4,564	(142,997)
7/16/2013 7/16/2033	2,100,0002	Fixed — 2.322%	Floating — LIBOR	322,378	—	322,378
7/16/2013 7/16/2043	1,700,0002	Floating — LIBOR	Fixed — 2.424%	(333,575)	—	(333,575)
Total net unrealized appreciation					84,380

At June 30, 2013, open commodity-linked swap contracts were as follows:

Expiration Date	Notional Amount ($)		Fixed Fee Paid by the Fund	Pay/Receive Return of the Reference Index	Value ($) (h)

Long Positions
7/15/2013	363,000	3	0.57%	Barclays-Commodity Strategy 1610 Index	1,782
7/15/2013	762,000	4	0.2%	BNP Paribas 03 Alpha Index	(495)
7/15/2013	585,000	2	0.44%	Citi Cubes Dow Jones-UBS Weighted Index	(25,027)
7/15/2013	72,600	5	0.13%	Dow Jones-UBS Commodity Index	(3,294)
7/15/2013	896,000	2	0.15%	Dow Jones-UBS Commodity Index	(40,664)
7/15/2013	181,500	6	0.12%	Dow Jones-UBS Commodity Index	8,221
7/15/2013	145,000	7	0.43%	Goldman Dow Jones-UBS Commodity Excess Return E177 Strategy Index	(6,524)
7/15/2013	363,000	8	0.65%	JPMorgan Seasonal Commodity Spread Index	1,192
7/15/2013	191,000	6	0.44%	Merrill Lynch Commodity Index eXtra ADLS Modifies Excess Return Index	(28)
7/15/2013	191,000	6	0.39%	Merrill Lynch Commodity Index eXtra LDA Long/Short Index	5
7/15/2013	1,481,000	9	0.0%	UBS Custom Commodity Index	67,109
Short Positions
7/15/2013	212,000	8	0.05%	Dow Jones-UBS Commodity Index	9,599
7/15/2013	301,000	10	0.1%	Dow Jones-UBS Commodity Index	13,625
7/15/2013	491,000	4	0.0%	Dow Jones-UBS Commodity Index	22,249
7/15/2013	169,000	9	0.0%	Dow Jones-UBS Commodity Index 2-4-6 Month Forward Blend	7,633
Total net unrealized appreciation					55,383

(h)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.

Counterparties:
1	Nomura International PLC
2	Citigroup, Inc.
3	Barclays Bank PLC
4	BNP Paribas
5	Canadian Imperial Bank of Commerce
6	Bank of America
7	The Goldman Sachs & Co.
8	JPMorgan Chase Securities, Inc.
9	UBS AG
10	Macquarie Bank Ltd.
LIBOR: London Interbank Offered Rate
At June 30, 2013, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

NOK	22,226,789	EUR	2,900,000	7/5/2013	116,079	Citigroup, Inc.
USD	19,694	NOK	120,054	7/5/2013	68	Citigroup, Inc.
GBP	1,900,000	USD	2,900,171	7/5/2013	10,426	JPMorgan Chase Securities, Inc.
JPY	180,000,000	USD	1,852,235	7/10/2013	37,299	Nomura International PLC
EUR	1,400,000	USD	1,854,398	7/11/2013	32,024	JPMorgan Chase Securities, Inc.
EUR	1,400,000	USD	1,857,587	7/11/2013	35,213	Barclays Bank PLC
GBP	1,200,000	USD	1,866,115	7/11/2013	41,087	BNP Paribas
SGD	3,900,000	USD	3,134,379	7/11/2013	57,399	JPMorgan Chase Securities, Inc.
AUD	3,300,000	NZD	3,938,352	7/12/2013	34,040	Citigroup, Inc.
CZK	36,200,000	USD	1,874,128	7/12/2013	62,761	BNP Paribas
CZK	36,400,000	USD	1,868,776	7/12/2013	47,402	Bank of America
NZD	2,300,000	USD	1,833,024	7/15/2013	52,300	Citigroup, Inc.
USD	1,855,774	ZAR	18,400,000	7/15/2013	2,104	Barclays Bank PLC
EUR	1,800,000	USD	2,398,160	7/17/2013	55,051	Nomura International PLC
GBP	1,600,000	USD	2,507,494	7/17/2013	74,223	JPMorgan Chase Securities, Inc.
JPY	180,000,000	USD	1,826,601	7/24/2013	11,571	Barclays Bank PLC
USD	1,196,556	ZAR	12,300,000	7/25/2013	43,591	Barclays Bank PLC
USD	1,730,385	AUD	1,900,000	7/26/2013	4,199	JPMorgan Chase Securities, Inc.
AUD	1,900,000	USD	1,755,462	7/26/2013	20,878	BNP Paribas
CAD	1,800,000	USD	1,711,217	7/26/2013	672	Nomura International PLC
CAD	2,400,000	USD	2,349,422	7/31/2013	68,964	JPMorgan Chase Securities, Inc.
USD	2,316,358	JPY	230,000,000	8/2/2013	2,924	JPMorgan Chase Securities, Inc.
Total unrealized appreciation					810,275

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	2,958,557	GBP	1,900,000	7/5/2013	(68,812)	BNP Paribas
USD	1,920,249	JPY	190,000,000	7/5/2013	(4,519)	Nomura International PLC
EUR	2,900,000	NOK	22,106,735	7/5/2013	(135,841)	UBS AG
JPY	190,000,000	USD	1,896,425	7/5/2013	(19,305)	Nomura International PLC
USD	1,862,111	JPY	180,000,000	7/10/2013	(47,175)	Barclays Bank PLC
USD	3,726,856	EUR	2,800,000	7/11/2013	(82,107)	Barclays Bank PLC
USD	1,866,528	GBP	1,200,000	7/11/2013	(41,500)	Barclays Bank PLC
USD	3,102,070	SGD	3,900,000	7/11/2013	(25,091)	Nomura International PLC
NZD	2,409,004	AUD	2,000,000	7/12/2013	(37,763)	Nomura International PLC
NZD	1,554,263	AUD	1,300,000	7/12/2013	(15,571)	BNP Paribas
USD	3,786,950	CZK	72,600,000	7/12/2013	(154,209)	Barclays Bank PLC
USD	19,302	NZD	24,915	7/12/2013	(8)	Barclays Bank PLC
USD	1,241,497	INR	73,000,000	7/15/2013	(15,912)	Citigroup, Inc.
USD	1,850,201	NZD	2,300,000	7/15/2013	(69,477)	JPMorgan Chase Securities, Inc.
INR	73,000,000	USD	1,199,080	7/15/2013	(26,505)	Citigroup, Inc.
ZAR	18,400,000	USD	1,835,147	7/15/2013	(22,730)	UBS AG
USD	2,380,153	EUR	1,800,000	7/17/2013	(37,044)	Nomura International PLC
USD	2,516,000	GBP	1,600,000	7/17/2013	(82,728)	UBS AG
ZAR	18,100,000	USD	1,813,341	7/19/2013	(13,182)	JPMorgan Chase Securities, Inc.
USD	1,833,200	ZAR	18,100,000	7/19/2013	(6,677)	JPMorgan Chase Securities, Inc.
NOK	11,115,017	EUR	1,400,000	7/24/2013	(5,993)	BNP Paribas
USD	1,842,007	JPY	180,000,000	7/24/2013	(26,977)	Nomura International PLC
ZAR	12,300,000	USD	1,215,293	7/25/2013	(24,855)	Citigroup, Inc.
TWD	52,300,000	USD	1,739,854	7/29/2013	(5,522)	JPMorgan Chase Securities, Inc.
ZAR	17,600,000	USD	1,759,806	8/1/2013	(12,911)	Citigroup, Inc.
USD	1,776,468	ZAR	17,600,000	8/1/2013	(3,750)	Citigroup, Inc.
Total unrealized depreciation					(986,164)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CZK	Czech Koruna	SGD	Singapore Dollar
EUR	Euro	TWD	Taiwan Dollar
GBP	British Pound	USD	United States Dollar
INR	Indian Rupee	ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments(i)
Government & Agency Obligations	$—	$217,797,823	$—	$217,797,823
Mortgage-Backed Securities Pass-Throughs	—	81,912	—	81,912
Asset-Backed	—	2,226,151	—	2,226,151
Collateralized Mortgage Obligation	—	792,158	—	792,158
Short-Term U.S. Treasury Obligations	—	3,148,256	—	3,148,256
Common Stocks	5,381,141	—	—	5,381,141
Short-Term Investments(i)	22,236,591	—	—	22,236,591
Derivatives(j)
Futures Contracts	183,786	—	—	183,786
Purchased Options	2,906	—	—	2,906
Interest Rate Swap Contracts	—	560,952	—	560,952
Commodity-Linked Swap Contracts	—	131,415	—	131,415
Forward Foreign Currency Exchange Contracts	—	810,275	—	810,275
Total	$27,804,424	$225,548,942	$—	$253,353,366

Liabilities
Derivatives(j)
Futures Contracts	$(456,535)	$—	$—	$(456,535)
Written Options	(224,750)	(152,587)	—	(377,337)
Interest Rate Swap Contracts	—	(476,572)	—	(476,572)
Commodity-Linked Swap Contracts	—	(76,032)	—	(76,032)
Forward Foreign Currency Exchange Contracts	—	(986,164)	—	(986,164)
Total	$(681,285)	$(1,691,355)	$—	$(2,372,640)

There have been no transfers between fair value measurement levels during the period ended June 30, 2013.
(i)	See Consolidated Investment Portfolio for additional detailed categorizations.
(j)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts, commodity-linked swap contracts, foreign currency exchange contracts and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of June 30, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Commodity Contracts	$—	$55,383	$—	$—
Foreign Exchange Contracts	$—	$—	$(175,889)	$—
Interest Rate Contracts	$(272,749)	$84,380	$—	$(276,880)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Inflation Fund, a series of DWS Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	August 19, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 19, 2013